Transactions and Balances with Related Parties (Details Textual) $ in Thousands	1 Months Ended
	Dec. 19, 2017	Nov. 25, 2015 USD ($) $ / shares shares
Elran Haberl [Member]
Statement Line Items [Line Items]
Description of shares vested		The share options vest on a quarterly basis over three years from the date of issuance.
Elran Haberl [Member] | NIS [Member]
Statement Line Items [Line Items]
Monthly salary | $		$ 45
Number of share options | shares		700,000
Exercise price | $ / shares		0.995
Chief Financial Officer [Member]
Statement Line Items [Line Items]
Description of shares vested

The former CFO will receive severance in the amount of (i) three months’ salary through the end of the notice period following the Effective Date and (ii) a bonus equal to two months of salary. In addition, all of the former CFO outstanding options to purchase 47,500 ADSs of the Company will be deemed fully vested as of the Effective Date and may be exercised until June 19, 2018.